Property, Plant and Equipment, net	12 Months Ended
Jan. 02, 2016
Summit Materials, LLC [Member]
Property, Plant and Equipment, net

(6) Property, Plant and Equipment, net

Property, plant and equipment, net consisted of the following as of January 2, 2016 and December 27, 2014:

	2015	2014
Land (mineral bearing) and asset retirement costs	$142,645	$129,957
Land (non-mineral bearing)	151,008	112,932
Buildings and improvements	133,043	86,702
Plants, machinery and equipment	860,085	622,466
Mobile equipment and barges	231,523	182,334
Office equipment	17,708	14,087
Truck and auto fleet	24,539	22,821
Landfill airspace and improvements	48,513	48,513
Construction in progress	26,447	8,445
Other	—	1,719

Property, plant and equipment	1,635,511	1,229,976
Less accumulated depreciation, depletion and amortization	(366,505)	(279,375)

Property, plant and equipment, net	$1,269,006	$950,601

Depreciation, depletion and amortization expense of property, plant and equipment was $111.6 million, $85.8 million and $71.4 million in the years ended January 2, 2016, December 27, 2014 and December 28, 2013, respectively.

Property, plant and equipment at January 2, 2016 and December 27, 2014 included $47.0 million and $30.0 million, respectively, of capital leases for certain equipment and a building with accumulated amortization of $7.0 million and $3.6 million, respectively. The equipment leases generally have terms of less than five years and the building lease had an original term of 30 years. Approximately $15.3 million and $17.5 million of the future obligations associated with the capital leases are included in accrued expenses as of January 2, 2016 and December 27, 2014, respectively, and the present value of the remaining capital lease payments, $29.5 million and $13.7 million, respectively, is included in other noncurrent liabilities on the consolidated balance sheets. Future minimum rental commitments under long-term capital leases are $15.4 million, $10.0 million, $10.5 million, $1.7 million, and $2.6 million for the years ended 2016, 2017, 2018, 2019 and 2020, respectively.